Stockholder’s Equity (Tables)	9 Months Ended
Dec. 31, 2024
Stockholder’S Equity [Abstract]
Schedule of Fair Value of the Warrant, Using the Black-Scholes Model	The key inputs into the Black-Scholes Model variables were as follows at measurement date:
June 7, 2024
Stock price	$4.00
Risk-free interest rate	4.46%
Volatility	56.52%
Exercise price	$4.00
Dividend yield	$-

Schedule of Activities and Status of the Representative’s Warrants

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of March 31, 2024	-	-	-
Issued	129,375	$4.00	4.5
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding as of December 31, 2024	129,375	$4.00	4.4